LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Right-of-use Assets Included In Property, Plant, And Equipment [Table Text Block]
Information about Norbord's ROU assets included in property, plant and equipment is as follows:

(US $ millions)	Land	Buildings	Production Equipment	Total
January 1, 2019	$3	$4	$17	$24
Additions	—	—	3	3
Depreciation	—	(1)	(8)	(9)
December 31, 2019	3	3	12	18
Additions	—	1	11	12
Depreciation	—	—	(11)	(11)
Transfers	—	—	2	2
December 31, 2020	$3	$4	$14	$21